Restructuring Charges	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
In the years ended December 31, 2025, December 31, 2024 and December 31, 2023, the Company incurred a restructuring charge of approximately $79.1 million, $92.1 million and $45.4 million in the Consolidated Statements of Operations under a restructuring plan adopted following a review of operations.

The restructuring plan reflected a workforce reduction of $74.6 million (December 31, 2024: $74.5 million, December 31, 2023: $34.1 million) and an office consolidation program to optimize the Company's office footprint of $4.5 million (December 31, 2024: $17.6 million, December 31, 2023: $11.3 million), being the impairment of operating right-of-use assets and related property plant and equipment of $3.7 million (December 31, 2024: $15.7 million, December 31, 2023: $8.7 million) and onerous contract costs of $0.8 million (December 31, 2024: $1.9 million, December 31, 2023: $2.6 million).

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Restructuring charges	$79,069	$92,123	$45,390
Total	$79,069	$92,123	$45,390

At December 31, 2025, a total liability of $12.5 million (December 31, 2024: $31.5 million, December 31, 2023: $7.0 million) was recorded on the Consolidated Balance Sheets relating to restructuring activities.

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Opening provision	$31,474	$6,999	$6,022
Charge during the year*	75,386	76,392	36,704
Utilization	(94,335)	(51,917)	(35,727)
Ending provision	$12,525	$31,474	$6,999

*The charge for the year ended December 31, 2025 reflects the workforce reduction of $74.6 million (December 31, 2024: $74.5 million, December 31, 2023: $34.1 million) and onerous contract costs of $0.8 million (December 31, 2024: $1.9 million, December 31, 2023: $2.6 million).

The closing provision of $12.5 million (December 31, 2024: $31.5 million, December 31, 2023: $7.0 million) reflects:
(1) $9.1 million (December 31, 2024: $27.7 million, December 31, 2023: $4.0 million) of personnel related liabilities as a result of the workforce reduction; all of which have been classified as short-term within Other Liabilities, and
(2) $3.4 million (December 31, 2024: $3.8 million, December 31, 2023: $3.0 million) of facilities related liabilities of which $1.3 million (December 31, 2024: $1.4 million, December 31, 2023: $1.0 million) is included within Other Liabilities and $2.1 million (December 31, 2024: $2.4 million; December 31, 2023: $2.0 million) is included within Non-Current Other Liabilities.